CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Due from a subsidiary of the Group	$ 23,914	¥ 150,000	$ 1,015	¥ 6,604			¥ 0
Prepayments and other current assets	13,825	86,719	6,236	40,571			45,517
Total current assets	207,775	1,303,289	175,591	1,142,445			707,738
Non-current assets:
Total non-current assets	128,638	806,890	125,093	813,893			792,560
Total assets	336,413	2,110,179	300,684	1,956,338			1,500,298
Current liabilities
Accrued expenses and other liabilities	22,090	138,553	26,298	171,099			96,158
Total current liabilities	193,550	1,214,049	158,416	1,030,700			763,366
Total liabilities	283,581	1,778,781	255,231	1,660,606			1,101,871
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 100,000,000 and 110,000,000 shares issued and outstanding as of December 31, 2016 and 2017, respectively))	1,120	7,022	1,042	6,782			6,120
Additional paid-in capital	91,998	577,070	81,840	532,474			452,369
Accumulated deficit	(51,627)	(323,832)	(48,496)	(315,531)	[1]		(134,264)
Accumulated other comprehensive loss	6,419	40,266	6,154	40,040		¥ 49,544	50,464	¥ 28,189	¥ 7,065
Total shareholders' equity	55,302	346,892	47,666	310,131			407,200
Total liabilities and shareholders' equity	$ 336,413	¥ 2,110,179	300,684	1,956,338			1,500,298
Parent Company [Member]
Current assets:
Due from a subsidiary of the Group			22,350	145,416			0
Prepayments and other current assets			22	143			0
Total current assets			22,372	145,559			0
Non-current assets:
Due from related parties			0	0			298,549
Investment in subsidiaries			28,389	184,707			111,661
Total non-current assets			28,389	184,707			410,210
Total assets			50,761	330,266			410,210
Current liabilities
Accrued expenses and other liabilities			819	5,329			0
Advance from a subsidiary of the Group			2,276	14,806			3,010
Total current liabilities			3,095	20,135			3,010
Total liabilities			3,095	20,135			3,010
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 100,000,000 and 110,000,000 shares issued and outstanding as of December 31, 2016 and 2017, respectively))			1,042	6,782			6,120
Additional paid-in capital			81,840	532,474			452,369
Accumulated deficit			(41,370)	(269,165)			(101,753)
Accumulated other comprehensive loss			6,154	40,040			50,464
Total shareholders' equity			47,666	310,131			407,200
Total liabilities and shareholders' equity			$ 50,761	¥ 330,266			¥ 410,210

[1]	The adoption resulted in additional deferred tax assets for deferred revenue and customer advances. However, due to the valuation allowance position, there is no net tax effect on accumulated deficit as the valuation allowance will also be increased commensurate to the increase in the deferred tax asset.